                                                                     Rule 497(e)
                                                              File No. 333-41016


                             BERTHEL GROWTH TRUST II
                            a Delaware business Trust


                        SUPPLEMENT DATED JANUARY 10, 2001
                      TO PROSPECTUS DATED DECEMBER 20, 2000

On January 8, 2001, Donald J. Doudna was elected as the third independent Trustee of Berthel Growth Trust II. The following revisions to the Prospectus are made to reflect Mr. Doudna's election.

With reference to page 30 of the Prospectus, the second sentence following the heading; "MANAGEMENT ARRANGEMENTS" is stricken and replaced with the following:

THE INDEPENDENT TRUSTEES ARE THOMAS R. GIBSON, TOM DAVIS AND DONALD J. DOUDNA.

With reference to page 32 of the Prospectus, the following material shall be added at the end of the table appearing thereon:

                     POSITION HELD            PRINCIPAL OCCUPATION
NAME AND ADDRESS     WITH REGISTRANT          DURING PAST FIVE YEARS
----------------     ---------------          ----------------------

DONALD J. DOUDNA     INDEPENDENT TRUSTEE      NATIONAL INSURANCE MANAGER, CORPORATE
                                              MANAGER AND GENERAL MANAGER, TOYOTA MOTOR
                                              CREDIT COMPANY FROM 1994 TO 2000; EXECUTIVE
                                              VICE PRESIDENT, BUSINESS DEVELOPMENT,
                                              SECURITIES CORPORATION OF IOWA, CEDAR RAPIDS,
                                              IOWA FROM 2000 TO THE PRESENT.

With reference to page 34 of the Prospectus, the following shall be added immediately preceding the caption "Management Agreement":

     DONALD J. DOUDNA, AGE 51, IS AN INDEPENDENT TRUSTEE OF THE TRUST. FOR APPROXIMATELY THE PAST YEAR, MR. DOUDNA HAS SERVED AS EXECUTIVE VICE PRESIDENT, BUSINESS DEVELOPMENT, OF SECURITIES CORPORATION OF IOWA, A MEMBER OF THE NASD. FROM 1994 TO 2000, MR. DOUDNA WAS EMPLOYED WITH TOYOTA MOTOR CREDIT COMPANY, WHERE HE LAST HELD THE POSITION OF GENERAL MANAGER OF THE LARGEST CUSTOMER SERVICES CENTER IN THE U.S. FOR TOYOTA AND LEXUS. FROM 1987 TO 1994, MR. DOUDNA SERVED AS THE DIRECTOR OF INSURANCE DEVELOPMENT FOR THE STATE OF IOWA IN DES MOINES, IOWA. FROM 1986 TO 1994, HE SERVED AS THE EXECUTIVE VICE PRESIDENT OF BRYTON MANAGEMENT CORPORATION, A FINANCIAL SERVICES FIRM IN DES MOINES IOWA. FROM 1985 TO 1986, MR. DOUDNA SERVED AS VICE PRESIDENT OF EQUITABLE INSURANCE COMPANIES IN DES MOINES, IOWA. PRIOR TO THAT, FROM 1982 TO 1985, HE SERVED IN VARIOUS OTHER CAPACITIES WITH EQUITABLE INSURANCE COMPANIES. FROM 1977 TO 1982, MR. DOUDNA WAS AN ASSOCIATE PROFESSOR OF INSURANCE AT DRAKE UNIVERSITY IN DES MOINES, IOWA. HE WAS GRANTED TENURE IN 1980. FROM 1974 TO 1977, MR. DOUDNA WAS AN ASSOCIATE PROFESSOR OF INSURANCE AT CENTRAL MICHIGAN UNIVERSITY IN MT. PLEASANT, MICHIGAN, WHERE HE WAS GRANTED TENURE IN 1977. MR. DOUDNA IS A CHARTERED FINANCIAL CONSULTANT, CHARTERED LIFE UNDERWRITER AND CHARTERED PROPERTY AND CASUALTY UNDERWRITER. MR. DOUDNA HAS WRITTEN AND PUBLISHED IN THE AREAS OF EMPLOYEE BENEFITS, INSURANCE AND FINANCIAL PLANNING. HE HOLDS A PHD IN BUSINESS AND APPLIED ECONOMICS (1976) AND A MASTER'S DEGREE IN HEALTH CARE ADMINISTRATION (1973) BOTH FROM THE WHARTON SCHOOL AT THE UNIVERSITY OF PENNSYLVANIA. MR. DOUDNA RECEIVED HIS BACHELOR'S DEGREE FROM DRAKE UNIVERSITY IN DES MOINES, IOWA (1971).